Notes Related to the Consolidated Statements of Financial Position - Basic Earnings per Share and Diluted Earnings (Loss) per Share (Parenthetical) (Detail) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Number of treasury shares held	2,500	2,500	2,500